POLICYHOLDERS' ACCOUNT BALANCES (Tables)	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
Schedule of Changes in Policyholders' Account Balances
The reconciliation of the balances described in the table below to the “Policyholders’ account balances” in the statements of financial position is as follows.

AS OF DEC. 31 US$ MILLIONS	2024	2023
Policyholders’ account balances:
Annuities	$80,046	$22,456
Life Insurance	2,107	1,975
Embedded derivative adjustments and other(1)	926	508
Total policyholders’ account balances	$83,079	$24,939
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(1)“Embedded derivative adjustments and other” line reconciles the account balances as presented in the rollforward within this note to the gross liability as presented in the statements of financial position and includes the fair value of the embedded derivatives.
The balances and changes in policyholders’ account balances follow.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2024 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of year	$22,456	$1,975	$24,431
Acquisition from business combination(1)	61,296	—	61,296
Issuances	11,647	62	11,709
Derecognition(2)	(7,402)	—	(7,402)
Premiums received	113	423	536
Policy charges	(463)	(374)	(837)
Surrenders and withdrawals	(9,221)	(66)	(9,287)
Interest credited	2,484	87	2,571
Benefit payments	(671)	—	(671)
Other	(193)	—	(193)
Balance, end of year	$80,046	$2,107	$82,153

Weighted average crediting rate	4%	4%
Net amount at risk(3)	$12,475	$38,733
Cash surrender value	$73,832	$1,860
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(1)The amount excludes $177 million of liabilities relating to supplemental contracts, which are included in “Embedded derivative adjustments and other” line in the table of reconciliation to the balance on the statements of financial position within this note.
(2)See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of certain policyholder’s account balances.
(3)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of year	$17,845	$1,899	$19,744
Issuances	4,559	84	4,643
Premiums received	2,021	399	2,420
Policy charges	(76)	(362)	(438)
Surrenders and withdrawals	(2,400)	(110)	(2,510)
Interest credited	472	65	537
Benefit payments	(35)	—	(35)
Other	70	—	70
Balance, end of year	$22,456	$1,975	$24,431

Weighted average crediting rate	2%	3%
Net amount at risk	$1,285	$38,365
Cash surrender value	$21,780	$1,796

AS OF AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of year	$4,677	$—	$4,677
Acquisition from business combination	11,575	1,921	13,496
Issuances	1,381	45	1,426
Premiums received	1,091	226	1,317
Policy charges	(38)	(273)	(311)
Surrenders and withdrawals	(918)	(38)	(956)
Interest credited	128	25	153
Benefit payments	(28)	—	(28)
Other	(23)	(7)	(30)
Balance, end of year	$17,845	$1,899	$19,744

Weighted average crediting rate	1%	1%
Net amount at risk	$597	$35,899
Cash surrender value	$5,177	$1,694

Schedule of Account Values by Range of Guaranteed Minimum Crediting Rates
The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums follow.

AS OF DEC. 31, 2024 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$3,963	$2,838	$3,768	$4,787	$—	$15,356
	1% - 2%	1,501	341	1,159	1,826	—	4,827
	2% - 3%	1,839	411	159	9,321	—	11,730
	Greater than 3%	282	7	2	9	—	300
	Other(1)	—	—	—	—	47,833	47,833
	Total	$7,585	$3,597	$5,088	$15,943	$47,833	$80,046

Life Insurance	1% - 2%	$32	$2	$60	$735	$—	$829
	2% - 3%	422	—	222	—	—	644
	Greater than 3%	634	—	—	—	—	634
	Total	$1,088	$2	$282	$735	$—	$2,107

AS OF DEC. 31, 2023 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$2,485	$710	$690	$764	$—	$4,649
	1% - 2%	668	430	1,959	2,137	—	5,194
	2% - 3%	827	409	56	4,224	—	5,516
	Greater than 3%	263	7	1	1	—	272
	Other(1)	—	—	—	—	6,825	6,825
	Total	$4,243	$1,556	$2,706	$7,126	$6,825	$22,456

Life Insurance	1% - 2%	$168	$2	$140	$371	$—	$681
	2% - 3%	415	—	219	—	—	634
	Greater than 3%	654	—	—	—	—	654
	Other(1)	—	—	—	—	6	6
	Total	$1,237	$2	$359	$371	$6	$1,975
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(1)Other includes products with either a fixed rate or no guaranteed minimum crediting rate or allocated to index strategies.